Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Empower Mid Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	MXKJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Mid Cap Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Institutional Class/MXKJX)	$ 72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 8.69%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell Midcap
®
Value Index, which returned 11.05% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P. (“GSAM”).
GSAM Summary of Performance
Performance was affected by several investment themes during the period. Positioning associated with the “Themes and Trends” pillar detracted from performance, while exposure related to “High-Quality Business Models” and “Fundamental Mispricings” also weighed on results; positioning associated with the “Sentiment Analysis” pillar remained relatively flat. From a sector perspective, holdings within the materials sector were the top contributor to performance, with an overweight to the chemicals industry contributing significantly, including an overweight position in Coherent Corp., held primarily due to “Themes and Trends”-related factors, which performed well. Holdings within the consumer discretionary sector were the top detractor from performance, as an overweight position in the diversified consumer services industry was especially challenged, along with an underweight position in Robinhood Markets, Inc., held primarily due to “High-Quality Business Models”-related factors, which did not perform well.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Mid Cap Value Fund (Institutional Class/MXKJX)	8.69%	11.01%	9.78%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell Midcap ® Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,159,000,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 6,400,000
Investment Company, Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,159M
Total number of portfolio holdings	224
Total advisory fee paid	$ 6.4M
Portfolio turnover rate as of the end of the reporting period	197%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Western Digital Corp	1.44%
AMETEK Inc	1.29%
Delta Air Lines Inc	1.17%
Synchrony Financial	1.17%
Ford Motor Co	1.16%
Vulcan Materials Co	1.08%
Southwest Airlines Co	1.01%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.01%
Mueller Industries Inc	0.99%
Tyson Foods Inc Class A	0.98%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Western Digital Corp	1.44%
AMETEK Inc	1.29%
Delta Air Lines Inc	1.17%
Synchrony Financial	1.17%
Ford Motor Co	1.16%
Vulcan Materials Co	1.08%
Southwest Airlines Co	1.01%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.01%
Mueller Industries Inc	0.99%
Tyson Foods Inc Class A	0.98%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporti ng period .
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Mid Cap Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	MXMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Mid Cap Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Investor Class/MXMVX)	$ 109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 8.32%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell Midcap
®
Value Index, which returned 11.05% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P. (“GSAM”).
GSAM Summary of Performance
Performance was affected by several investment themes during the period. Positioning associated with the “Themes and Trends” pillar detracted from performance, while exposure related to “High-Quality Business Models” and “Fundamental Mispricings” also weighed on results; positioning associated with the “Sentiment Analysis” pillar remained relatively flat. From a sector perspective, holdings within the materials sector were the top contributor to performance, with an overweight to the chemicals industry contributing significantly, including an overweight position in Coherent Corp., held primarily due to “Themes and Trends”-related factors, which performed well. Holdings within the consumer discretionary sector were the top detractor from performance, as an overweight position in the diversified consumer services industry was especially challenged, along with an underweight position in Robinhood Markets, Inc., held primarily due to “High-Quality Business Models”-related factors, which did not perform well.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Mid Cap Value Fund (Investor Class/MXMVX)	8.32%	10.63%	9.40%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell Midcap ® Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,159,000,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 6,400,000
Investment Company, Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,159M
Total number of portfolio holdings	224
Total advisory fee paid	$ 6.4M
Portfolio turnover rate as of the end of the reporting period	197%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Western Digital Corp	1.44%
AMETEK Inc	1.29%
Delta Air Lines Inc	1.17%
Synchrony Financial	1.17%
Ford Motor Co	1.16%
Vulcan Materials Co	1.08%
Southwest Airlines Co	1.01%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.01%
Mueller Industries Inc	0.99%
Tyson Foods Inc Class A	0.98%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Western Digital Corp	1.44%
AMETEK Inc	1.29%
Delta Air Lines Inc	1.17%
Synchrony Financial	1.17%
Ford Motor Co	1.16%
Vulcan Materials Co	1.08%
Southwest Airlines Co	1.01%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.01%
Mueller Industries Inc	0.99%
Tyson Foods Inc Class A	0.98%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the repor ting perio d.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Mid Cap 400 Index Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower S&P Mid Cap 400® Index Fund
Class Name	Class L
Trading Symbol	MXBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P Mid Cap 400 ® Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Class L/MXBUX)	$ 83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.69%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the S&P MidCap 400
®
Index, which returned 7.50% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backd
rop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Mid-cap stocks underperformed the overall market as interest rates and yields remained relatively high, which weighed on companies with higher leverage. Ciena Corp, a telecoms equipment provider, was the largest contributor to performance due to strong demand across its cloud and service provider segments and increased revenue tied to AI network infrastructure. Lumentum Holdings, a photonics company, also contributed to performance as demand for cloud and networking products supporting AI data centers remained strong. Sarepta Therapeutics, a biopharmaceutical company, detracted the most from performance amid weak sales and elevated safety concerns related to its gene therapy product ELEVIDYS. Avantor Sciences, a life sciences company, also detracted from performance where sales declines and significant goodwill impairment in its distribution reporting unit weighed on results.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower S&P Mid Cap 400 ® Index Fund (Class L/MXBUX)	6.69%	8.23%	8.74%
Russell 3000 ® Index	17.15%	13.15%	14.23%
S&P MidCap 400 ® Index	7.50%	9.12%	9.56%
(a) Class L
inception date was April 7, 2017.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,493,000,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,493M
Total number of portfolio holdings	405
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of
the
Fund, representing percentage of the total investments

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.63%
Ciena Corp	1.01%
Coherent Corp	0.88%
Lumentum Holdings Inc	0.80%
Flex Ltd	0.68%
Twilio Inc Class A	0.66%
United Therapeutics Corp	0.64%
Pure Storage Inc Class A	0.64%
Casey's General Stores Inc	0.63%
Curtiss-Wright Corp	0.62%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.63%
Ciena Corp	1.01%
Coherent Corp	0.88%
Lumentum Holdings Inc	0.80%
Flex Ltd	0.68%
Twilio Inc Class A	0.66%
United Therapeutics Corp	0.64%
Pure Storage Inc Class A	0.64%
Casey's General Stores Inc	0.63%
Curtiss-Wright Corp	0.62%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Mid Cap 400® Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower S&P Mid Cap 400® Index Fund
Class Name	Institutional Class
Trading Symbol	MXNZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P Mid Cap 400 ® Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Institutional Class/MXNZX)	$ 19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.35%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the S&P MidCap
400
®
Index, which returned 7.50% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Mid-cap stocks underperformed the overall market as interest rates and yields remained relatively high, which weighed on companies with higher leverage. Ciena Corp, a telecoms equipment provider, was the largest contributor to performance due to strong demand across its cloud and service provider segments and increased revenue tied to AI network infrastructure. Lumentum Holdings, a photonics company, also contributed to performance as demand for cloud and networking products supporting AI data centers remained strong. Sarepta Therapeutics, a biopharmaceutical company, detracted the most from performance amid weak sales and elevated safety concerns related to its gene therapy product ELEVIDYS. Avantor Sciences, a life sciences company, also detracted from performance where sales declines and significant goodwill impairment in its distribution reporting unit weighed on results.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Mid Cap 400 ® Index Fund (Institutional Class/MXNZX)	7.35%	8.89%	10.51%
Russell 3000 ® Index	17.15%	13.15%	14.29%
S&P MidCap 400 ® Index	7.50%	9.12%	10.72%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,493,000,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,493M
Total number of portfolio holdings	405
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.63%
Ciena Corp	1.01%
Coherent Corp	0.88%
Lumentum Holdings Inc	0.80%
Flex Ltd	0.68%
Twilio Inc Class A	0.66%
United Therapeutics Corp	0.64%
Pure Storage Inc Class A	0.64%
Casey's General Stores Inc	0.63%
Curtiss-Wright Corp	0.62%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.63%
Ciena Corp	1.01%
Coherent Corp	0.88%
Lumentum Holdings Inc	0.80%
Flex Ltd	0.68%
Twilio Inc Class A	0.66%
United Therapeutics Corp	0.64%
Pure Storage Inc Class A	0.64%
Casey's General Stores Inc	0.63%
Curtiss-Wright Corp	0.62%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Mid Cap 400® Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower S&P Mid Cap 400® Index Fund
Class Name	Investor Class
Trading Symbol	MXMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower S&P Mid Cap 400 ® Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Investor Class/MXMDX)	$ 56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.94%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the S&P MidCap 400
®
Index, which returned 7.50% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Mid-cap stocks underperformed the overall market as interest rates and yields remained relatively high, which weighed on companies with higher leverage. Ciena Corp, a telecoms equipment provider, was the largest contributor to performance due to strong demand across its cloud and service provider segments and increased revenue tied to AI network infrastructure. Lumentum Holdings, a photonics company, also contributed to performance as dem and f
or cloud and networking products supporting AI data centers remained strong. Sarepta Therapeutics, a biopharmaceutical company, detracted the most from performance amid weak sales and elevated safety concerns related to its gene therapy product ELEVIDYS. Avantor Sciences, a life sciences company, also detracted from performance where sales declines and significant goodwill impairment in its distribution reporting unit weighed on results.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Mid Cap 400 ® Index Fund (Investor Class/MXMDX)	6.94%	8.49%	10.10%
Russell 3000 ® Index	17.15%	13.15%	14.29%
S&P MidCap 400 ® Index	7.50%	9.12%	10.72%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,493,000,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,493M
Total number of portfolio holdings	405
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investm
ent makeu
p of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.63%
Ciena Corp	1.01%
Coherent Corp	0.88%
Lumentum Holdings Inc	0.80%
Flex Ltd	0.68%
Twilio Inc Class A	0.66%
United Therapeutics Corp	0.64%
Pure Storage Inc Class A	0.64%
Casey's General Stores Inc	0.63%
Curtiss-Wright Corp	0.62%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.63%
Ciena Corp	1.01%
Coherent Corp	0.88%
Lumentum Holdings Inc	0.80%
Flex Ltd	0.68%
Twilio Inc Class A	0.66%
United Therapeutics Corp	0.64%
Pure Storage Inc Class A	0.64%
Casey's General Stores Inc	0.63%
Curtiss-Wright Corp	0.62%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower T. Rowe Price Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MXYKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 3.31%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell Midcap
®
Growth Index, which returned 8.66% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: T. Rowe Price Investment Management, Inc. (“T. Rowe Price”).
T. Rowe Price Summary of Performance
Stock selection was a detractor to performance during the period. Stock selection in consumer staples and energy contributed to performance, though the impact in consumer staples was partially offset by an overweight allocation. In contrast, unfavorable stock selection in healthcare detracted from performance but was partially offset by an overweight exposure, while security selection in the industrials and business services sector also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)	3.31%	3.96%	10.02%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell Midcap ® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,011,000,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 12,400,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,011M
Total number of portfolio holdings	126
Total advisory fee paid	$ 12.4M
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Hilton Worldwide Holdings Inc	2.47%
Agilent Technologies Inc	2.16%
PTC Inc	2.09%
Yum! Brands Inc	1.98%
Lattice Semiconductor Corp	1.93%
Mettler-Toledo International Inc	1.89%
Viking Holdings Ltd	1.76%
Assurant Inc	1.68%
Tyler Technologies Inc	1.67%
Liberty Media Corp / Liberty Formula One Class C	1.65%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Hilton Worldwide Holdings Inc	2.47%
Agilent Technologies Inc	2.16%
PTC Inc	2.09%
Yum! Brands Inc	1.98%
Lattice Semiconductor Corp	1.93%
Mettler-Toledo International Inc	1.89%
Viking Holdings Ltd	1.76%
Assurant Inc	1.68%
Tyler Technologies Inc	1.67%
Liberty Media Corp / Liberty Formula One Class C	1.65%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower T. Rowe Price Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MXMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)	$ 104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 2.99%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell Midcap
®
Growth Index, which returned 8.66% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: T. Rowe Price Investment Management, Inc. (“T. Rowe Price”).
T. Rowe Price Summary of Performance
Stock selection was a detractor to performance during the period. Stock selection in consumer staples and energy contributed to performance, though the impact in consumer staples was partially offset by an overweight
allocation. In contrast, unfavorable stock selection in healthcare detracted from performance but was partially offset by an overweight exposure, while security selection in the industrials and business services sector also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)	2.99%	3.61%	9.64%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell Midcap ® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,011,000,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 12,400,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,011M
Total number of portfolio holdings	126
Total advisory fee paid	$ 12.4M
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Hilton Worldwide Holdings Inc	2.47%
Agilent Technologies Inc	2.16%
PTC Inc	2.09%
Yum! Brands Inc	1.98%
Lattice Semiconductor Corp	1.93%
Mettler -Toledo International Inc	1.89%
Viking Holdings Ltd	1.76%
Assurant Inc	1.68%
Tyler Technologies Inc	1.67%
Liberty Media Corp / Liberty Formula One Class C	1.65%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Hilton Worldwide Holdings Inc	2.47%
Agilent Technologies Inc	2.16%
PTC Inc	2.09%
Yum! Brands Inc	1.98%
Lattice Semiconductor Corp	1.93%
Mettler -Toledo International Inc	1.89%
Viking Holdings Ltd	1.76%
Assurant Inc	1.68%
Tyler Technologies Inc	1.67%
Liberty Media Corp / Liberty Formula One Class C	1.65%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.